Consolidated statement of cash flows - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Profit before tax	₽ 6,379	₽ 4,501	₽ 3,840
Adjustments to reconcile profit before tax to net cash flows generated from operating activities
Depreciation and amortization	1,324	864	796
Foreign exchange loss/(gain), net	172	(262)	116
Interest income, net	(2,901)	(1,782)	(1,016)
Credit loss expense	642	474	220
Share of (gain) / loss of an associate and a joint venture	(258)	46
Share-based payments	464	635	398
Impairment of non-current assets	792	23	104
Loss from initial recognition	273	143
Other	122	371	46
Operating profit before changes in working capital	7,009	5,013	4,504
(Increase)/decrease in trade and other receivables	1,256	1,127	(3,683)
(Increase)/decrease in other assets	39	(529)	150
Increase in customer accounts and amounts due to banks	3,528	14,601	898
Increase in accounts payable and accruals	976	7,347	3,414
Increase in loans issued from banking operations	(5,159)	(5,827)	(1,888)
Cash flows generated from operations	7,649	21,732	3,395
Interest received	3,694	1,795	1,048
Interest paid	(333)	(113)	(70)
Income tax paid	(1,771)	(769)	(813)
Net cash flow generated from operating activities	9,239	22,645	3,560
Cash flows used in investing activities
Acquisition of associate and joint control company	(200)	(21)	(813)
Cash received upon /(used in) business combination	(354)	138	(321)
Purchase of property and equipment	(858)	(736)	(292)
Purchase of intangible assets	(443)	(385)	(566)
Proceeds from sale of fixed and intangible assets	196
Loans issued	(444)	(187)	(376)
Repayment of loans issued	412	4	316
Purchase of debt instruments and funds depositing	(5,405)	(810)	(1,376)
Proceeds from sale and redemption of debt instruments	2,213	672	1,775
Net cash used in investing activities	(4,883)	(1,325)	(1,653)
Cash flows (used in)/generated from financing activities
Proceeds from borrowings	1,545
Payment of principal portion of lease liabilities	(387)
Dividends paid to owners of the Group	(3,392)		(2,148)
Dividends paid to non-controlling shareholders	(43)	(29)	(12)
Net cash used in financing activities	(2,277)	(29)	(2,160)
Effect of exchange rate changes on cash and cash equivalents	(944)	1,240	(333)
Net increase/(decrease) in cash and cash equivalents	1,135	22,531	(586)
Cash and cash equivalents at the beginning of year	40,966	18,435	19,021
Cash and cash equivalents at the end of year	₽ 42,101	₽ 40,966	₽ 18,435